16. Property, plant and equipment	12 Months Ended
Dec. 31, 2018
Property, plant and equipment [abstract]
Property, plant and equipment

(a)       Statement of financial position details

	December 31, 2018			December 31, 2017
	Cost	Accumulated depreciation	Net	Cost	Accumulated depreciation	Net
Land	92,979	-	92,979	92,507	-	92,507
Buildings	79,086	(38,961)	40,125	79,013	(36,653)	42,360
Equipment	372,872	(256,786)	116,086	330,753	(226,950)	103,803
Transportation equipment	11,333	(7,860)	3,473	10,862	(7,182)	3,680
Furniture and fixtures	27,250	(13,672)	13,578	24,430	(12,614)	11,816
Other	1,659	(288)	1,371	1,122	(238)	884
Total	585,179	(317,567)	267,612	538,687	(283,637)	255,050

(b)       Changes

	December 31, 2017	Additions	Transfers	Write-offs and disposals	Depreciation	December 31, 2018
Land	92,507	-	472	-	-	92,979
Buildings	42,360	73	-	-	(2,308)	40,125
Equipment	103,803	46,473	986	(81)	(35,095)	116,086
Transportation equipment	3,680	589	-	-	(796)	3,473
Furniture and fixtures	11,816	2,972	-	(27)	(1,183)	13,578
Other	884	538	-	-	(51)	1,371
Total	255,050	50,645	1,458	(108)	(39,433)	267,612

	December 31, 2016	Additions	Transfers	Write-offs and disposals	Depreciation	December 31, 2017
Land	92,494	-	13	-	-	92,507
Buildings	43,262	86	1,358	-	(2,346)	42,360
Equipment	149,140	17,627	(15,945)	(178)	(46,841)	103,803
Transportation equipment	4,531	-	(33)	(27)	(791)	3,680
Furniture and fixtures	11,986	1,207	(75)	(54)	(1,248)	11,816
Other	970	-	(15)	(20)	(51)	884
Total	302,383	18,920	(14,697)	(279)	(51,277)	255,050

	December 31, 2015	Additions	Transfers	Write-offs and disposals	Depreciation	December 31, 2016
Land	102,708	-	(10,214)	-	-	92,494
Buildings	45,891	-	(911)	(45)	(1,673)	43,262
Equipment	162,218	26,061	(6,380)	(181)	(32,578)	149,140
Transportation equipment	5,692	214	(556)	-	(819)	4,531
Furniture and fixtures	8,418	511	4,258	(10)	(1,191)	11,986
Other	149	845	-	-	(24)	970
Total	325,076	27,631	(13,803)	(236)	(36,285)	302,383

(c)      Depreciation

The Company annually review the depreciation rates of: buildings – 3.0%; equipment- 16.5%; transportation equipment - 10% and furniture and fixture – 6.8%.  Land is not depreciated.

The depreciation average rate was 12.3%, 13.6% and 10.9%, as of December 31, 2018, 2017 and 2016, respectively.